Employee Incentive Plans (Compensation Schedule) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
ENLK Restricted Units | Restricted Stock Units (RSUs)
Number of Units
Non-vested, beginning of period (units)	0
Assumed in business combination (units)	371,225
Granted (units)	768,989
Vested (units)	(62,428)
Forfeited (units)	(55,595)
Non-vested, end of period (units)	1,022,191
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period (usd per share)	$ 0.00
Assumed in business combination (usd per share)	$ 30.51
Granted (usd per share)	$ 31.47
Vested (usd per share)	$ 29.40
Forfeited (usd per share)	$ 31.35
Non-vested, end of period (usd per share)	$ 31.25
Aggregate intrinsic value, end of period (in millions)	$ 29.7
Vested units withheld for payroll taxes on behalf of employees (units)	24,314
ENLC Restricted Units
Weighted Average Grant-Date Fair Value
Vested units withheld for payroll taxes on behalf of employees (units)	31,093
ENLC Restricted Units | Restricted Stock Units (RSUs)
Number of Units
Non-vested, beginning of period (units)	0
Assumed in business combination (units)	435,674
Granted (units)	678,347
Vested (units)	(78,133)	[1]
Forfeited (units)	(49,416)
Non-vested, end of period (units)	986,472
Weighted Average Grant-Date Fair Value
Non-vested, beginning of period (usd per share)	$ 0.00
Assumed in business combination (usd per share)	$ 37.60
Granted (usd per share)	$ 36.71
Vested (usd per share)	$ 37.64	[1]
Forfeited (usd per share)	$ 36.75
Non-vested, end of period (usd per share)	$ 37.03
Aggregate intrinsic value, end of period (in millions)	$ 35.1

[1]	Vested shares include 31,093 units withheld for payroll taxes paid on behalf of employees.